Investment Portfolioas of June 30, 2026 (Unaudited)
DWS RREEF Completion Fund I
	Shares	Value ($)

Common Stocks 97.7%
Australia 10.1%
Goodman Group	3,560	76,845
Scentre Group	18,070	48,328
South32 Ltd.	11,984	32,703
Transurban Group (Units)	2,332	23,255
(Cost $185,370)		181,131
Belgium 1.2%
Aedifica SA (Cost $23,675)	264	21,290
Canada 8.0%
Capstone Copper Corp.*	3,285	30,180
Granite Real Estate Investment Trust	414	27,965
Keyera Corp.	1,364	54,791
RioCan Real Estate Investment Trust	1,931	30,894
(Cost $143,589)		143,830
Finland 2.4%
Stora Enso Oyj "R"	2,041	21,767
UPM-Kymmene Oyj	783	20,764
(Cost $49,724)		42,531
France 11.1%
Unibail-Rodamco-Westfield*	374	43,807
Vinci SA	1,060	154,918
(Cost $210,799)		198,725
Germany 8.1%
E.ON SE	5,995	123,471
TAG Immobilien AG	1,380	22,304
(Cost $155,362)		145,775
Hong Kong 7.8%
CK Asset Holdings Ltd.	3,500	19,757
Hong Kong & China Gas Co., Ltd.	27,080	22,481
Kunlun Energy Co., Ltd.	16,900	13,845
Link REIT	9,545	44,535
Sun Hung Kai Properties Ltd.	1,939	27,901
Swire Properties Ltd.	4,500	11,797
(Cost $157,075)		140,316
Italy 5.2%
Italgas SpA	3,366	38,983
Terna - Rete Elettrica Nazionale	4,547	53,091
(Cost $92,604)		92,074

Japan 10.8%
KDX Realty Investment Corp.	24	22,900
Mitsui Fudosan Co., Ltd.	4,981	46,374
Mitsui Fudosan Logistics Park, Inc.	50	33,186
Nippon Prologis REIT, Inc.	52	27,776
Nomura Real Estate Master Fund, Inc.	16	14,957
Sumitomo Realty & Development Co., Ltd.	1,393	32,290
Tokyo Gas Co., Ltd.	443	16,704
(Cost $246,358)		194,187
Netherlands 1.3%
CTP NV 144A (Cost $28,252)	1,260	22,966
Singapore 5.1%
CapitaLand Integrated Commercial Trust	17,110	31,405
CapitaLand Investment Ltd.	9,200	17,747
Centurion Accommodation REIT	11,600	9,526
City Developments Ltd.	10	60
Mapletree Logistics Trust	2,800	2,644
Mapletree Pan Asia Commercial Trust	13,200	13,176
UOL Group Ltd.	2,300	16,992
(Cost $98,429)		91,550
Spain 9.6%
Aena SME SA 144A	1,989	60,648
Cellnex Telecom SA 144A*	2,099	62,771
Redeia Corp. SA	758	12,897
Sacyr SA	6,796	36,393
(Cost $184,620)		172,709
Sweden 2.0%
Catena AB	376	16,144
Fastighets AB Balder "B"*	3,710	19,769
(Cost $47,279)		35,913
Switzerland 6.4%
Glencore PLC*	11,131	75,665
Swiss Prime Site AG (Registered)	237	38,701
(Cost $122,860)		114,366
United Kingdom 8.6%
Anglo American PLC	977	48,008
British Land Co. PLC	5,560	30,513
Pennon Group PLC	2,069	12,800
Segro PLC	2,779	32,277
Severn Trent PLC	789	30,934
(Cost $158,877)		154,532
Total Common Stocks (Cost $1,904,873)		1,751,895

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 3.66% (a) (Cost $40,096)	40,096	40,096

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,944,969)	99.9	1,791,991
Other Assets and Liabilities, Net	0.1	1,099
Net Assets	100.0	1,793,090
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 3/31/2026	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 3.66% (a)
62,904	181,101	203,909	—	—	522	—	40,096	40,096

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At June 30, 2026 the DWS RREEF Completion Fund I had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Real Estate	804,824	45%
Utilities	325,207	18%
Industrials	275,214	15%
Materials	229,088	13%
Communication Services	62,771	4%
Energy	54,791	3%
Total	1,751,895	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$181,131	$—	$181,131
Belgium	—	21,290	—	21,290
Canada	143,830	—	—	143,830
Finland	—	42,531	—	42,531
France	—	198,725	—	198,725
Germany	—	145,775	—	145,775
Hong Kong	—	140,316	—	140,316
Italy	—	92,074	—	92,074
Japan	—	194,187	—	194,187
Netherlands	—	22,966	—	22,966
Singapore	—	91,550	—	91,550
Spain	—	172,709	—	172,709
Sweden	—	35,913	—	35,913
Switzerland	—	114,366	—	114,366
United Kingdom	—	154,532	—	154,532
Short-Term Investments	40,096	—	—	40,096
Total	$183,926	$1,608,065	$—	$1,791,991
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRCF-PH1